INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2023
Inventory Disclosure [Abstract]
Schedule of Inventory
	December 31,
	2023	2022

Raw materials	$1,656	$2,003
Finished goods	10,218	11,259

	$11,874	$13,262